Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill and Intangible Assets

Information regarding our goodwill and intangible assets are as follows:

	Useful Life	Gross Amount	Accumulated Amortization	Net
December 31, 2021
Goodwill	Indefinite	$17,685	$—	$17,685
Customer relationships	15 years	14,686	(1,634)	13,052
Trade names	10 years	4,355	(643)	3,712
Developed and acquired technology	15 years	7,710	(362)	7,348
Permits	10 years	880	(13)	867
		$45,316	$(2,652)	$42,664

	Useful Life	Gross Amount	Accumulated Amortization	Net
December 31, 2020
Goodwill	Indefinite	$9,260	$—	$9,260
Customer relationships	15 years	9,186	(1,021)	8,165
Trade names	10 years	2,355	(407)	1,948
Employment agreements	2 years	436	(436)	—
IPRD	Indefinite	4,710	—	4,710
		$25,947	$(1,864)	$24,083

Schedule of Future Amortization Of Intangible Assets

As of December 31, 2021, future amortization of intangible assets is estimated as follows:

Amount
Year ending December 31:
2022	$2,066
2023	2,064
2024	2,064
2025	2,064
2026	2,064
Thereafter	14,657
$24,979

Schedule of Weighted Average Amortization Period

The weighted average amortization period in total and by intangible asset class as of December 31, 2021 is as follows:

Customer relationships	13.5 years
Trade names	8.8 years
Developed technology	13.2 years
Permits	9.9 years
Total	12.6 years